DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Amounts recorded in respect of discontinued operations in each of the years ended December 31, 2012, 2011 and 2010, respectively, are as follows;

(in thousands of $)	2012	2011	2010
Carrying value of vessels disposed of in 2012	107,027	113,527	122,301
Carrying value of vessel held for sale at December 31, 2012	21,523	37,804	40,710

Per Statement of Operations;
Operating revenues	24,513	39,020	55,072
Net loss on sale of vessels	(13,088)	—	—
Impairment loss on vessels	(41,597)	—	—
Net (loss) income	(59,311)	5,594	18,412